Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.67%)	(0.03%)	1.56%
Class B
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.15%)	(0.19%)	1.46%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%	0.02%	1.36%
Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%	1.06%	2.23%
Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%	1.04%	2.22%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	0.79%	1.98%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Average Annual Return, Percent	2.85%	0.17%	1.46%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.69%	0.02%	1.36%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%	1.06%	2.23%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%	1.04%	2.22%
Class A-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class B-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class C-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class R6-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class Y-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%